Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,106	¥ 91,965	¥ 54,593	¥ 12,035
Tax provision computed at statutory rate	452	37,614	22,329	4,922
Increases (reductions) in taxes due to:
Change in valuation allowance	(47)	(3,944)	1,859	5,678
Non-deductible expenses for tax purposes	13	1,123	1,640	1,755
Non-taxable income for tax purposes	(32)	(2,697)	(779)	(976)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(52)	(4,335)	(3,699)	(1,479)
Effect of a revision of the taxation system	0	0	0	(10,970)
Other, net	(2)	(144)	1,044	(1,528)
Provision for income taxes	$ 332	¥ 27,617	¥ 22,394	¥ (2,598)